SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Anti-dilutive shares	673,892	349,740	236,043